Interim Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (18,805)	$ (15,350)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	533	560
Share-based compensation	5,331	4,867
Non-cash financial income, net	(991)	(2,299)
Increase in prepaid expenses and other receivables	(1,151)	(286)
Decrease (increase) in long term prepaid expenses	(31)	34
Decrease in trade payables	(1,134)	(558)
(Decrease) increase in other payables and accrued expenses	546	(64)
Increase in deferred tax liability	160
Change in the fair value of warrants liability	443	458
Change in operating lease liabilities	90	(567)
Change in operating lease right-of-use assets	397	402
Net cash used in operating activities	(14,612)	(12,803)
Cash flows from investing activities:
Investment in short-term deposits	(32,962)	(29,500)
Proceeds from short-term deposits	11,977	32,482
Purchase of property and equipment	(3,209)	(116)
Net cash provided by investing activities	(24,194)	2,866
Cash flows from financing activities:
Proceeds from exercise of options		25
Proceeds from issuance of Ordinary shares, net	36,756
Net cash provided by financing activities	36,756	25
Effect of exchange rate changes on cash and cash equivalents	29	18
Decrease in cash and cash equivalents	(2,021)	(9,894)
Cash and cash equivalents at beginning of period	13,724	12,657
Cash and cash equivalents at the end of period	11,703	2,763
Supplemental disclosures of cash flow information:
Income tax paid	4	6
Interest received	413	242
Interest paid	137	154
Supplemental disclosure of noncash investing and financing activities:
Operating lease liabilities arising from obtaining right of use assets	216	48
Purchases of property, plant and equipment in exchange for Ordinary shares	$ 675